Property and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense					$ 800	$ 500
Amortization expense	$ 1,112	$ 1,115	$ 3,336	$ 3,346	4,461	$ 3,989
Software Development [Member]
Property, Plant and Equipment [Line Items]
Amortization expense					$ 100